                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2003


Check here if Amendment [ ];  Amendment Number:
This Amendment (check only one): [ ]  is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW Investment Group, Inc.
Address: Two Seaport Lane
         Boston, MA  02210-2021


13F File Number:  0001180160

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  James J. Finnegan
Title: Vice President
Phone: (617) 261-9324

                               BOSTON, MASSACHUSETTS            AUGUST 6, 2003
----------------------       -------------------------        ------------------
    [Signature]                    [City, State]                    [Date]


Report Type  (Check only one.):

[ ] 13F HOLDING REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name

26-6538                     AEW Capital Management, L.P.